Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2014-2

Collection Period	07/01/14-07/31/14
Determination Date	8/11/2014
Distribution Date	8/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$932,671,208.34
2.	Collections allocable to Principal				$28,468,069.16
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$157,003.68

5.	Pool Balance on the close of the last day of the related Collection Period				$904,046,135.50
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				57,675
7.	Initial Pool Balance				$987,000,009.13

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$107,075,181.09		$78,621,858.69
	b.	Class A-2 Note Balance	$310,000,000.00		$310,000,000.00
	c.	Class A-3 Note Balance	$336,000,000.00		$336,000,000.00
	d.	Class A-4 Note Balance	$115,290,000.00		$115,290,000.00
	e.	Class B Note Balance	$13,810,000.00		$13,810,000.00
	f.	Class C Note Balance	$20,230,000.00		$20,230,000.00
	g.	Class D Note Balance	$24,670,000.00		$24,670,000.00

	h.	Note Balance (sum a - g)	$927,075,181.09		$898,621,858.69

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.6411687		0.4707896
	b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.9392859		0.9104578

10.	Overcollateralization Target Amount				$5,424,276.81

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,424,276.81

12.	Weighted Average Coupon			%	7.17%
13.	Weighted Average Original Term			months	65.27
14.	Weighted Average Remaining Term			months	58.93

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,585,911.22
	b.	Liquidation Proceeds allocable to Finance Charge			$0.00
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,585,911.22

16.	Principal:
	a.	Collections allocable to Principal			$28,468,069.16
	b.	Liquidation Proceeds allocable to Principal			$116,774.59
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$28,584,843.75

17.	Total Finance Charge and Principal Collections (15d+16d)				$34,170,754.97
18.	Interest Income from Collection Account				$1,604.43
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$34,172,359.40

Available Funds

21.	Available Collections		$34,172,359.40
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$34,172,359.40

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$777,226.01
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$777,226.01

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$5,829.20
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$5,829.20

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$17,518.69
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$17,518.69

	e.	Class A-2 Monthly Interest	$118,833.33
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$118,833.33

	i.	Class A-3 Monthly Interest	$274,400.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$274,400.00

	m.	Class A-4 Monthly Interest	$154,680.75
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$154,680.75

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$21,635.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$21,635.67

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$35,065.33
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$35,065.33

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$53,040.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$53,040.50

34.	Quaternary Principal Distributable Amount		$23,029,045.59

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$24,487,275.07

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$5,424,276.81

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,585,911.22
	b.	Total Daily Deposits of Principal Collections	$28,584,843.75
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,604.43

	e.	Total Deposits to Collection Account (sum a - d)	$34,172,359.40

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$777,226.01
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$5,829.20
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,128,496.67
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$4,260,807.52

	f.	Total Withdrawals from Collection Account (sum a - e)	$34,172,359.40

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$17,518.69
	b.	Class A-2 Interest Distribution	$118,833.33
	c.	Class A-3 Interest Distribution	$274,400.00
	d.	Class A-4 Interest Distribution	$154,680.75
	e.	Class B Interest Distribution	$21,635.67
	f.	Class C Interest Distribution	$35,065.33
	g.	Class D Interest Distribution	$53,040.50
	h.	Class A-1 Principal Distribution	$28,453,322.40
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$29,128,496.67

44.	Withdrawals
	a.	Class A-1 Distribution	$28,470,841.09
	b.	Class A-2 Distribution	$118,833.33
	c.	Class A-3 Distribution	$274,400.00
	d.	Class A-4 Distribution	$154,680.75
	e.	Class B Distribution	$21,635.67
	f.	Class C Distribution	$35,065.33
	g.	Class D Distribution	$53,040.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$29,128,496.67

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$4,260,807.52
	b.	Reserve Account surplus (Ln 55)	$140.64

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$4,260,948.16

46.	Withdrawals
	a.	Certificateholder Distribution	$4,260,948.16

	b.	Total Withdrawals from Certificate Payment Account	$4,260,948.16

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,467,500.03	$2,467,500.03
	b.	Note Balance	$898,621,858.69

48.	Required Reserve Account Amount		$2,467,500.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,467,500.02
50.	Investment Earnings			$140.64
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,467,640.66
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$140.64

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,467,500.02
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.01

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$777,226.01
60.	Amount to be paid to Backup Servicer from the Collection Account			$5,829.20
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$29,128,496.67
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$4,260,807.52
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$140.64
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$28,470,841.09
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$118,833.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$274,400.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$154,680.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$21,635.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,065.33
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$53,040.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$4,260,948.16

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$40,229.09
74.	Cumulative Net Losses			$95,310.95
75.	Cumulative Net Loss Percentage			0.0097%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	576	$8,749,877.68
	b.	61 to 90 days past due	151	$2,327,715.26
	c.	91 or more days past due	50	$804,150.53

	d.	Total Past Due (sum a - c)	777	11,881,743.47

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 11, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer